Insurance contracts	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Insurance contracts

36 Insurance contracts

36.1 Underwriting risk

Aegon’s earnings depend significantly upon the extent to which actual claims experience differs from the assumptions used in setting the prices for products and establishing the technical liabilities and liabilities for claims. To the extent that actual claims experience is less favorable than the underlying assumptions used in establishing such liabilities, income would be reduced. Furthermore, if these higher claims were part of a permanent trend, Aegon may be required to change best estimate assumptions for future claims which could increase the required reserves for these future claims, which could reduce income. In addition, certain acquisition costs related to the sale of new policies and the purchase of policies already in force have been recorded as assets on the statement of financial position and are being amortized into the income statement over time. If the assumptions relating to the future profitability of these policies (such as future claims, investment income and expenses) are not realized, the amortization of these costs could be accelerated and may even require write offs should there be an expectation of unrecoverability. This could have a materially adverse effect on Aegon’s business, results of operations and financial condition.

Sources of underwriting risk include policyholder behavior (such as lapses, surrender of policies or partial withdrawals), policy claims (such as mortality, longevity or morbidity) and expenses. For some product lines, Aegon is at risk if policy lapses increase as sometimes Aegon is unable to fully recover upfront expenses in selling a product despite the presence of commission recoveries or surrender charges and fees. There are also products where Aegon is at risk if lapses decrease, for example where this would result in a higher utilization rate of product guarantees. For mortality and morbidity risk, Aegon sells certain types of policies that are at risk if mortality or morbidity increases, such as term life insurance and accident insurance, Aegon also sells certain types of policies that are at risk if mortality decreases (longevity risk) such as annuity products. Aegon is also at risk if expenses are higher than the expenses assumed beforehand by management and that were priced into the products.

Aegon monitors and manages its underwriting risk by underwriting risk type. Attribution analysis is performed on earnings and reserve movements in order to understand the source of any material variation in actual results from what was expected. Aegon’s units also perform experience studies for underwriting risk assumptions, comparing Aegon’s experience to industry experience as well as combining Aegon’s experience and industry experience based on the depth of the history of each source to Aegon’s underwriting assumptions. Where policy charges are flexible in products, Aegon uses these analyses as the basis for modifying these charges, with a view to maintain a balance between policyholder and shareholder interests. Aegon also has the ability to reduce expense levels over time, thus mitigating unfavorable expense variation.

Sensitivity analysis of net income and shareholders’ equity to various underwriting risks is shown in the table that follows. Aegon’s best estimate assumptions already include expected future developments and the sensitivities represent an increase or decrease of lapse rates, mortality rates and morbidity rates, compared to Aegon’s best estimate assumptions. These underwriting sensitivities were run using a permanent shock applied to all of Aegon’s products, exposed to an increase and to a decrease in the rates. The table below indicates that the mortality sensitivity has the largest impact and in aggregate, Aegon is exposed to a decrease in mortality rates.

	2018		2017
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks	On shareholders’		On shareholders’
Estimated approximate effect	equity	On net income	equity	On net income
20% increase in lapse rates	94	109	69	94
20% decrease in lapse rates	(139)	(154)	(124)	(155)
10% increase in mortality rates	478	105	514	91
10% decrease in mortality rates	(965)	(532)	(1,011)	(577)
10% increase in morbidity rates	(525)	(446)	(492)	(463)
10% decrease in morbidity rates	183	125	189	142

Aegon the Netherlands partially hedges the risk of future longevity increases in the Netherlands related to a part of its insurance liabilities. Aegon the Netherlands hedges this risk via both longevity index derivatives and reinsurance contracts.

36.2 Insurance contracts for general account

	2018	2017
Life insurance	102,418	98,422
Non-life insurance
- Unearned premiums and unexpired risks	5,341	5,447
- Outstanding claims	2,338	2,206
- Incurred but not reported claims	820	830
Incoming reinsurance	4,377	3,913
At December 31	115,294	110,818

	2018	2017
Non-life insurance:
- Accident and health insurance	8,247	8,225
- General insurance	252	259
Total non-life insurance	8,499	8,484

Movements during the year in life insurance:	2018	2017
At January 1	98,422	105,763
Acquisitions	-	-
Disposals	-	-
Portfolio transfers and acquisitions	95	139
Gross premium and deposits – existing and new business	6,293	6,498
Unwind of discount/interest credited	3,711	4,200
Insurance liabilities released	(9,582)	(9,247)
Changes in valuation of expected future benefits	617	(1,145)
Loss recognized as a result of liability adequacy testing	49	843
Shadow accounting adjustments	(303)	92
Net exchange differences	3,087	(8,598)
Transfer (to)/from reinsurance assets	-	23
Transfer (to)/from insurance contracts for account of policyholders	-	135
Transfers to disposal groups [1]	-	(239)
Other	1	(43)
At December 31	102,418	98,422

[1] Linked to the sale of Aegon UK’s annuity portfolio, refer to note 51 Business combinations.

Movements during the year in non-life insurance:	2018	2017
At January 1	8,484	9,066
Acquisitions	-	-
Disposals	-	-
Portfolio transfers and acquisitions	-	5
Gross premiums – existing and new business	1,563	1,893
Unwind of discount/interest credited	450	444
Insurance liabilities released	(1,052)	(1,065)
Changes in valuation of expected future claims	(8)	173
Change in unearned premiums	(742)	(1,017)
Change in unexpired risks	2	3
Incurred related to current year	747	750
Incurred related to prior years	195	231
Release for claims settled current year	(278)	(287)
Release for claims settled prior years	(704)	(717)
Shadow accounting adjustments	(459)	76
Change in IBNR	(51)	(79)
Net exchange differences	354	(986)
Other	(2)	(5)
At December 31	8,499	8,484

Movements during the year in incoming reinsurance:	2018	2017
At January 1	3,913	4,739
Gross premium and deposits – existing and new business	1,441	1,625
Unwind of discount/interest credited	199	175
Insurance liabilities released	(1,557)	(2,005)
Change in unearned premiums	-	1
Changes in valuation of expected future benefits	190	(57)
Shadow accounting adjustments	(11)	(1)
Loss recognized as a result of liability adequacy	(4)	(1)
Net exchange differences	205	(558)
Other	2	(4)
At December 31	4,377	3,913

36.3 Insurance contracts for account of policyholders

Insurance contracts for account of policyholders	2018	2017
At January 1	122,168	120,929
Portfolio transfers and acquisitions	(140)	(259)
Gross premium and deposits – existing and new business	9,716	12,144
Unwind of discount/interest credited	(5,311)	13,349
Insurance liabilities released	(10,471)	(10,882)
Fund charges released	(1,671)	(1,746)
Changes in valuation of expected future benefits	(245)	100
Transfer (to)/from insurance contracts	(27)	(135)
Transfer (to)/from investment contracts for account of policyholders	-	-
Transfers to disposal groups	-	(1,359)
Net exchange differences	3,092	(10,289)
Other	2	317
At December 31	117,113	122,168

Included in Transfers to disposal groups for 2017 is the sale of Aegon Ireland plc. business which is classified as held for sale per year-end 2017. As a result, the Insurance contracts for account of policyholders are no longer included in the 2017 ending balance. Refer to note 22 Assets and liabilities held for sale and note 51 Business combinations.

Other in 2017 reflects the reclassification of the pension contract relating to the personnel of Unirobe Meeùs Groep (UMG) from defined benefit plans to insurance contracts for account of policy holders following the sale of UMG in November 2017.